EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.3 - Schedule 7

Report Pulled:	10/13/2026
Loan Count:	972
Fields Reviewed	Discrepancy Count	Percentage
Appraised Value	1	0.10%
CLTV	63	6.48%
Loan Purpose	3	0.31%
LTV	17	1.75%
Originator Back-End DTI	2	0.21%
Property Type	1	0.10%